Taxation (Tables)	12 Months Ended
Dec. 31, 2015
Taxation [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expense

Continuing operations	Years ended December 31,
(In thousands)	2013	2014	2015
Current income tax expenses	175	397	289
Deferred income tax benefits	385	66	(1,175)
Taxation for the year	560	463	(886)

Summary of Aggregate Amount and Per Share Effect of Tax Holiday

	Years ended December 31,
	2013	2014	2015
Aggregate dollar effect (in thousands)	4,638	2,784	(830)
Per share effect—basic	0.08	0.01	0.00
Per share effect—diluted	0.06	0.01	0.00

Reconciliation of Total Tax Expense (Benefit)

Continuing operations	Years ended December 31,
(In thousands)	2013	2014	2015
Income tax expense/(benefit) at PRC statutory rate (based on statutory tax rate applicable to enterprises in Shenzhen, China)	5,878	7,211	(438)
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	667	(838)	2,400
Non-deductible expenses	102	714	14
Effect of Super Deduction available to Shenzhen Xunlei	(1,763)	(1,365)	-
Effect of tax holiday	(5,270)	(4,613)	(369)
Change in valuation allowance of deferred tax assets	—	291	4,750
Effect on deferred tax assets due to change in tax rates	1,764	(103)	(8)
Outside basis difference arising from VIE and its subsidiaries in the PRC	713	478	(2,174)
Expiration of tax loss	31	51	290
Others	(1,562)	(1,363)	(5,351)
Income tax expense/ (benefit)	560	463	(886)

Summary of Changes in Deferred Tax Asset and Liability Balances

(In thousands)	December 31, 2014	December 31, 2015
Deferred tax assets, current portion:
Net operating loss carried forward (Note a)	315	417
Amortization of intangible assets arising from intragroup transactions (Note b)	69	95
Amortization of content copyrights (Note c)	1,675	—
Impairment of online game licenses	32	23
Impairment of long-term equity investment	—	115
Allowance for advance to suppliers	—	120
Valuation allowance	—	(81)
Deferred tax assets, current portion, net	2,091	689
Deferred tax assets, non-current portion:
Net operating loss carried forward (Note a)	6,103	13,016
Allowance for doubtful accounts	796	—
Amortization of intangible assets arising from intragroup transactions (Note b)	105	54
Impairment of online game licenses	16	—
Amortization of Content Copyrights (Note c)	4,133	—
Valuation allowance	(291)	(4,477)
Deferred tax assets, non-current portion, net	10,862	8,593

Deferred tax liability, non-current portion:
Outside basis difference (Note d)	(8,552)	(6,378)

Note a:	As of December 31, 2015, the Group had tax loss carryforwards of USD 53,161 thousand, which can be carried forward to offset future taxable income. The net operating tax loss carryforwards will begin to expire as follows:

(In thousands)
2016	1,398
2017	889
2018	6,191
2019	3,647
2020 and thereafter	41,036
53,161

Note b:	Before 2008, Giganology Shenzhen sold several self-developed software at a market valuation of approximately RMB42 million to Shenzhen Xunlei. Shenzhen Xunlei was entitled to capitalize the amounts as intangible assets for tax purposes and the respective amortization charges could be entitled to claim tax deduction. As a result, this transaction had created a temporary difference between the accounting base (on a group basis) and the tax base (on Shenzhen Xunlei standalone basis) and led to origination of a deferred tax asset.

Note c:	As mentioned in Note 2(n), the Group adopts certain accelerated amortization methods for amortization of certain Content Copyrights for accounting purposes, while straight- line method is adopted for PRC tax reporting. Accordingly, the differences have led to origination of temporary differences.

Note d:	The deferred tax liabilities arising from the aggregate retained earnings and reserves of the VIE and its subsidiaries that are expected to be recovered by Giganology Shenzhen and other affiliates of the Group in the future periods, amounted to USD 34,210 thousand and USD 25,512 thousand as of December 31, 2014 and 2015, respectively.

Summary of Net Operating Tax Loss Carryforwards

(In thousands)
2016	1,398
2017	889
2018	6,191
2019	3,647
2020 and thereafter	41,036
53,161

Schedule of Movement of Valuation Allowance

	Years ended December 31,
(In thousands)	2013	2014	2015
Beginning balance	(43)	—	(291)
Additions	—	(291)	(4,268)
Write-off	43	—	—
Ending balance	—	(291)	(4,559)